Hartford Pathmaker

Hartford Life and Annuity Insurance Company

Separate Account Six:

File No. 033-86330

Product Information Notice Dated February 11, 2009

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio

Effective April 27, 2009, the JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio is renamed the JPMorgan Insurance Trust Mid Cap Value Portfolio.

JPMorgan Insurance Trust Diversified Equity Portfolio

Effective April 27, 2009, the JPMorgan Insurance Trust Diversified Equity Portfolio is renamed the JPMorgan Insurance Trust U.S. Equity Portfolio.

HV-7912